Note 16 - Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of restricted shares	Weighted average grant date fair value (US$)

Awarded and unvested as of July 1, 2024	-	-
Granted	1,776,000	1.19
Forfeited/Cancelled	-	-
Vested	-	-
Awarded and unvested of June 30, 2025	1,776,000	1.19

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (US$)

Outstanding and exercisable
As of June 30, 2023	1,883,803	0.15	5.03
Forfeited	-	-	-
Exercised	-	-	-
As of June 30, 2024	1,883,803	-	5.48
Forfeited	(1,883,803)	-	-
Exercised	-	-	-
As of June 30, 2025	-	-	-